Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

(in U.S. dollars)	Land	Buildings	Leasehold improvements	Machinery and equipment	Construction work in progress	Total
At January 1, 2023
Cost	$2,314,473	$47,602,298	$1,148,447	$24,816,965	$56,715,250	$132,597,433
Accumulated depreciation	—	(2,763,232)	(569,337)	(3,948,116)	—	(7,280,685)
Net book amount	$2,314,473	$44,839,066	$579,110	$20,868,849	$56,715,250	$125,316,748

Opening net book amount at January 1, 2023	$2,314,473	$44,839,066	$579,110	$20,868,849	$56,715,250	$125,316,748
Additions	—	113,215	193,251	877,938	17,341,364	18,525,768
Disposals	—	—	—	(193,160)	—	(193,160)
Transfers	—	—	88,882	1,939,982	(2,028,864)	—
Depreciation charge	—	(1,304,113)	(436,474)	(2,385,633)	—	(4,126,220)
Exchange differences	16,353	138,061	—	96,025	19,872	270,311
Closing net book amount at December 31, 2023	$2,330,826	$43,786,229	$424,769	$21,204,001	$72,047,622	$139,793,447
Additions	—	—	—	—	33,290,758	33,290,758
Manufacturing and Energy Supply Chains Grant					(18,677,454)	(18,677,454)
Disposals	—	—	—	(55,033)	(151,880)	(206,913)
Transfers	—	—	—	530,013	(530,013)	—
Depreciation charge	—	(1,284,120)	(196,815)	(2,454,098)	—	(3,935,033)
Exchange differences	(58,529)	(487,960)	—	(391,524)	(16,448)	(954,461)
Closing net book amount at December 31, 2024	$2,272,297	$42,014,149	$227,954	$18,833,359	$85,962,585	$149,310,343

At December 31, 2024
Cost	$2,272,297	$47,322,495	$1,430,580	$27,370,268	$85,962,585	164,358,225
Accumulated depreciation	—	(5,308,346)	(1,202,626)	(8,536,910)	—	(15,047,882)
Net book amount	$2,272,297	$42,014,149	$227,954	$18,833,358	$85,962,585	$149,310,343